Inventories - Schedule of inventories (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Raw material, consumables	$ 336	$ 278
Work in progress	169	136
Finished products	1,394	1,230
Total inventories	$ 1,899	$ 1,644